Employee Benefit Plans	12 Months Ended
Dec. 31, 2018
Retirement Benefits [Abstract]
Employee Benefit Plans
Employee Benefit Plans
Our qualified 401(k) profit sharing plan (401(k) Plan) is the Chesapeake Energy Corporation Savings and Incentive Stock Bonus Plan, which is open to employees of Chesapeake and all our subsidiaries. Eligible employees may elect to defer compensation through voluntary contributions to their 401(k) Plan accounts, subject to plan limits and those set by the IRS. We match employee contributions dollar for dollar (subject to a maximum contribution of 15% of an employee's base salary and performance bonus) in cash. We contributed $31 million, $35 million and $39 million to the 401(k) Plan in 2018, 2017 and 2016, respectively.
We also maintain a nonqualified deferred compensation plan (DC Plan). To be eligible to participate in the DC Plan, an active employee must have a base salary of at least $150,000, have a hire date on or before December 1, immediately preceding the year in which the employee is able to participate, or be designated as eligible to participate. We match 100% of employee contributions up to 15% of base salary and performance bonus in the aggregate for the DC Plan with Chesapeake common stock, and an employee who is at least age 55 may elect for the matching contributions to be made in any one of the DC Plan’s investment options. The maximum compensation that can be deferred by employees under all of our deferred compensation plans, including the Chesapeake 401(k) Plan, is a total of 75% of base salary and 100% of performance bonus. The participant may choose separate deferral election percentages for both plans. We contributed $7 million, $8 million and $9 million to the DC Plan during 2018, 2017 and 2016, respectively, to fund the match. The deferred compensation company match of 15% has a five-year vesting schedule based on years of service. Any participant who is active on December 31 of the plan year will receive the deferred compensation company match which will be awarded on an annual basis.
Any assets placed in trust by us to fund future obligations of our DC Plan are subject to the claims of creditors in the event of insolvency or bankruptcy, and participants are general creditors of the Company as to their deferred compensation in the plan.